Shareholders' Equity - Additional Information (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2010
Class of Stock [Line Items]
Number of preferred stock shares authorized		50,000,000	50,000,000
Number of common stock shares authorized		4,000,000,000	4,000,000,000
Number of common stock shares outstanding		1,500,000,000	1,500,000,000
Number of common stock shares reserved for future issuance		31,000,000
Preferred stock outstanding	[1]	243,510	225,510
Series K [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					23,000
Liquidation preference per share					$ 25,000
Preferred stock dividend rate fixed percentage					5.50%
Redemption period of preferred stock					90 days
Preferred stock redemption date		Oct. 15, 2023
Preferred stock outstanding		23,000	23,000
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued								6,764		5,746
Liquidation preference per share								$ 100,000
Preferred stock dividend rate fixed percentage								3.50%
Preferred stock dividend rate variable percentage								1.02%
Preferred stock outstanding		12,510	12,510
Series A [Member] | Noncontrolling Interests [Member]
Class of Stock [Line Items]
Liquidation preference per share									$ 100,000
Preferred stock dividend rate variable percentage									1.147%
Minority interest preferred stock, shares issued									5,000
Number of stock repurchased during period							500
Preferred stock outstanding		4,500
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued									40,000
Liquidation preference per share									$ 25,000
Preferred stock dividend rate fixed percentage									3.50%
Preferred stock dividend rate variable percentage									0.60%
Preferred stock outstanding		40,000	40,000
Series J [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						40,000
Liquidation preference per share						$ 25,000
Preferred stock dividend rate fixed percentage						2.914%
Redemption period of preferred stock						90 days
Preferred stock redemption date		Apr. 15, 2027
Preferred stock outstanding		40,000	40,000
Series L [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				20,000
Liquidation preference per share				$ 25,000
Preferred stock dividend rate fixed percentage				3.75%
Redemption period of preferred stock				90 days
Preferred stock redemption date		Jan. 15, 2026
Preferred stock outstanding		20,000	20,000
Series M [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			30,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate fixed percentage			4.00%
Redemption period of preferred stock			90 days
Preferred stock redemption date		Apr. 15, 2026
Preferred stock outstanding		30,000	30,000
Series N [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			60,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate fixed percentage			3.70%
Redemption period of preferred stock			90 days
Preferred stock redemption date		Jan. 15, 2027
Preferred stock outstanding		60,000	60,000
Preferred stock variable dividend rate spread			2.541%
Series O [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		18,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		4.50%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Apr. 15, 2027
Preferred stock outstanding		18,000

[1]	The par value of all shares issued and outstanding at December 31, 2022 and 2021, was $1.00 per share.